Average Annual Total Returns - Fixed Income SHares Series TE	Series TE 1 Year	Series TE 5 Years	Series TE Since Inception	Series TE Inception Date	Series TE Return After Taxes on Distributions 1 Year		Series TE Return After Taxes on Distributions 5 Years		Series TE Return After Taxes on Distributions Since Inception		Series TE Return After Taxes on Distributions and Sales of Fund Shares 1 Year	Series TE Return After Taxes on Distributions and Sales of Fund Shares 5 Years	Series TE Return After Taxes on Distributions and Sales of Fund Shares Since Inception	Bloomberg Barclays 1-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays 1-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays 1-Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	7.19%	5.05%	3.99%	Jun. 25, 2012	7.15%	[1]	4.74%	[1]	3.78%	[1]	5.66%	4.41%	3.58%	1.76%	1.43%	1.11%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor's tax situation and may differ from these returns shown. After-tax returns shown are not relevant to investors, who hold their shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts.In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.